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     As filed with the Securities and Exchange Commission on August 16, 2002

                                                              File Nos. 2-80886
                                                             File No. 811-03626

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Post-Effective Amendment No. 55

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 50

                                CITIZENS FUNDS *
               (Exact name of Registrant as specified in charter)

                230 Commerce Way, Portsmouth, New Hampshire 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                230 Commerce Way
                              Portsmouth, NH 03801
                     (Name and Address of Agent for Service)

                                 WITH COPIES TO:
                              Roger P. Joseph, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110

It is proposed that this filing become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

-------------------------------------------------------------------------------

* This filing relates only to the Registrant's series Citizens Balanced Fund and Citizens Ultra Short Bond Fund.
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November __, 2002



Prospectus



Citizens Balanced Fund(SM)

Citizens Ultra Short Bond Fund(SM)



The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.







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Contents


OVERVIEW                                                               ___



ABOUT THE FUNDS

Citizens Balanced Fund                                                 ___

A balanced fund that invests in both stocks and fixed income securities

Citizens Ultra Short Bond Fund                                         ___

A bond fund focusing on investment grade securities


OTHER POLICIES AND RISKS                                               ___


MANAGEMENT OF The FUNDS

The Investment Adviser                                                 ___

Portfolio Management for Each Fund                                     ___


YOUR ACCOUNT

Classes of Shares                                                      ___

How to Buy Shares                                                      ___

How to Sell Shares                                                     ___

Investor Services                                                      ___

Dividends and Distributions                                            ___

Tax Information                                                        ___

TO LEARN MORE                                                   Back Cover

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OVERVIEW

At Citizens Funds, we strive to deliver strong investment performance by investing in companies that we believe are fundamentally strong and socially responsible.

Our investment approach involves detailed fundamental investment analysis as well as research into the corporate responsibility of individual companies. We look for companies that protect human rights, have a history of environmental stewardship and have strong employee and community relations. We will avoid companies that are involved in the manufacturing of specific products that we consider harmful or irresponsible, such as alcohol, tobacco products, nuclear power and weaponry. Nor do we invest in companies that lack diversity on their corporate boards or in their senior management.

We believe our corporate behavior policies are both ethical and practical. In the long run, we believe that financially strong companies that have good corporate behavior will also have superior financial performance, and that lack of corporate responsibility hurts investment performance.

Within each fund we practice a number of investment techniques to seek to control inherent risk. We also examine the overall investment characteristics of each fund to seek to ensure that risk is controlled in a manner that is consistent with each fund's investment objective.

If you have any questions about our funds and their investment performance or strategies, please do not hesitate to call us.






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CITIZENS BALANCED FUND



Share Class Ticker Symbols:                                   CUSIP numbers:

Standard                                                      Standard

-----                                                         -----



THE FUND'S GOAL AND MAIN STRATEGIES

GOAL. The fund seeks current income as well as capital appreciation consistent with preservation of capital.

MAIN STRATEGIES. The fund is intended to be a conservative equity investment and, under normal circumstances, will invest in a blend of both stocks and fixed income securities. The percentage of the fund's assets that will be invested in each type of security will vary based upon the investment adviser's assessment of economic factors. Under normal circumstances, the fund will invest between [35 - 65%] of the fund's assets in stocks with the balance invested in bonds and money market securities. During times of economic expansion the fund will typically allocate greater amounts to equities than to fixed income securities. In downturns bonds and money market securities will generally be the larger component.

The equity portion of the fund will consist of a portfolio of securities intended to track the performance of the Citizens Index (sm). The Index, which the fund's investment adviser created and maintains, consists of the stocks of approximately 100 large-sized U.S. growth companies that have passed Citizens Funds' fundamental and social criteria.

Ordinarily, at least 65% of the companies in the index will be, when added to the index, within the size range of the companies in the S&P 500 Index, as measured by market capitalization (As of September 30, 2002, this meant a range of about $____ million to $____ billion.) During normal market conditions, the fund intends to maintain at least an 80% match between its holdings and the index.

In the index, each stock generally is represented in proportion to its market capitalization, meaning that relatively larger companies have greater representation in the index than smaller ones. However, the fund may depart from the index by underweighting or overweighting certain industries, economic sectors (clusters of related industries) or stocks in order to manage its exposure to any of these. The fund may invest comparatively heavily in higher risk sectors, such as the technology sector, or in certain individual stocks with above-average risks.

In order to track the index the investment adviser will purchase the individual companies in the index in a proportion that approximates each company's weight in the index. This will occur over time as the fund grows in size and may cause the performance of the fund's equity portion to differ fro that of the index. From time to time, companies may be dropped from or added to the index. This will impact the investments held by the fund.

FIXED INCOME. Under normal circumstances, the fixed income portion of the fund's portfolio will be invested primarily in U.S. Treasury securities, other government debt securities or bonds if U.S domestic corporations. The fund's fixed income portfolio also may invest in short term money market securities.

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BOND RATINGS. In order to determine the credit quality of the corporate bonds purchased for the portfolio the investment adviser will perform credit analysis on the individual securities under consideration as well as the companies that have issued them. One factor used by the investment adviser is the rating a bond holds from nationally recognized rating agencies such as Moody's or Standard and Poor's. The fund's corporate bonds are rated investment-grade (within the top four categories) by the national rating agencies at the time the fund purchases them. The fund has the ability to invest in non-rated bonds if the investment adviser determines they are of comparable quality.

MAIN RISKS TO FUND INVESTORS

MARKET RISKS. As with any fund that invests in stocks and fixed income securities, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The financial markets may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds; however bonds also have unique risks as described below. Stocks of growth companies may be especially volatile, because their prices are largely based on future expectations.

SECTOR AND COMPANY RISKS. To the extent that the fund invests in either stocks or bonds within a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each individual security represent exposure to that company's particular risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly or invests lightly in a company that performs well.

INDEX-RELATED RISKS. Because of the fund's strategy of investing primarily in companies in the Citizens Index, the fund may at times continue to hold stocks that look unattractive or may avoid stocks that look attractive. At the same time, to the extent that the fund's composition is different from that of the index, it runs the risk that its performance may deviate from that of the index. Even if the fund's composition varies only slightly from that of the index, it is possible that the performance of the fund could be substantially different from that.

INTEREST RATE RISKS. The bonds and other fixed income securities within the fund will be impacted by changes in interest rates. When interest rates rise, prices of fixed income securities such as bonds, mortgage-backed securities typically fall, meaning that your investment may lose value in a rising interest rate environment. Generally, the longer a bond's maturity, the greater this risk.

CREDIT RISKS. If the financial strength or prospects of an issuer of a fixed income security bond deteriorate, the price of its securities will typically fall. In some cases, a security may go into default and the issuer may be unable to make timely payments of interest or principal.

Credit risk may affect an individual security, an industry, an economic sector or a particular type of security. Fund investors should bear in mind that the fund's investment in obligations of U.S. government agencies and instrumentalities may, but need not, be backed by the full faith and credit of the United States.

PREPAYMENT AND EXTENSION RISKS. Market prices and interest rates for mortgage-backed securities are based on investor assumptions about the future behavior of interest rates. Any changes, or any unexpected behavior, on the part of interest rates could hurt the performance of the fund's mortgage-backed securities. For example, if rates fall and homeowners refinance mortgages, mortgage-backed securities may be paid off early and the fund would typically have to reinvest that money at a lower rate. If rates rise, the fund may be "locked into" an

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undesirable rate in its mortgage-backed securities, and the security's expected maturity may be lengthened, making its price more volatile. These risks can cause losses of income as well as capital for the fund.


PERFORMANCE

Because the fund is a new fund, performance information for this fund is not provided in this prospectus.


FEES AND EXPENSES

These tables show the costs you should expect to pay as a fund investor.


SHAREHOLDER FEES -- PAID DIRECTLY FROM YOUR INVESTMENT

Sales Charges and Redemption Fees                                      None



ANNUAL FUND OPERATING EXPENSES -- DEDUCTED FROM FUND ASSETS

                                                     Standard

                                                     Shares

Management Fees                                      0.65%

Distribution Fees                                    0.25%

Administrative Fees                                  0.10%

Other Expenses(1)                                    0.92%

Total Annual Operating Expenses(2)                   1.92%

-------

   (1) The amounts set forth in "other expenses" have been estimated based on expenses the fund expects to incur during its first fiscal year.

   (2) The investment adviser has voluntarily agreed to limit fees and expenses so that the total annual operating expenses would not exceed ___%.


EXPENSE EXAMPLE

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                           1 Year           3 Years

Standard Shares            $195             $603

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CITIZENS ULTRA SHORT BOND FUND

Share Class Ticker Symbols:                                   CUSIP numbers:

Standard                                                      Standard

-----                                                         -----


THE FUND'S GOAL AND MAIN STRATEGIES

GOAL. The fund seeks current income consistent with preservation of capital.

MAIN STRATEGIES. The fund attempts to provide a higher yield than a money market fund by investing in debt securities with maturities of up to approximately one year.

The fund invests primarily in securities rated investment-grade (those whose credit quality puts them among the top four rating categories) when the fund purchases them. The fund may also invest up to 35% of total assets in high-yield securities, commonly known as junk bonds. As a non-fundamental policy, the fund will, under normal circumstances, invest at least 80% of its net assets in bonds and related instruments.

The fund is actively managed, and may invest in a wide variety of fixed income securities, including the following:

    -    corporate bonds and other corporate debt issues

    - obligations of the U.S. government and its agencies and instrumentalities, including mortgage-backed securities

    -    discount notes, commercial paper or other short-term obligations

    - debt securities of foreign issuers, including Yankee bonds (dollar-denominated bonds issued by foreign issuers)

At times, the fund may over- or underemphasize any particular economic sector (cluster of related industries). This means that the fund may invest in comparatively heavily in higher risk sectors such as the technology sector.

The fund may sell a security if it fails our re-screening for social or environmental criteria, if other securities appear to represent better value, if there is an actual or anticipated decline in its credit quality, or in order to adjust the fund's exposure to a given type of risk.

Investing higher quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


MAIN RISKS TO FUND INVESTORS

MARKET RISKS. As with any bond fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. Although typically less volatile than the stock market, the bond market may react dramatically and unpredictably to political, regulatory, market or economic developments.

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INTEREST RATE RISKS. When interest rates rise, prices of bonds and mortgage-backed securities typically fall, meaning that your investment may lose value in a rising interest rate environment. Generally, the longer a bond's maturity, the greater this risk.

CREDIT RISKS. If the issuer of a bond becomes (or is expected to become) less creditworthy, the price of its bonds typically falls. In some cases, a bond may go into default and the issuer may be unable to make timely payments of interest or principal.

Junk bonds pose higher credit risks. Their prices typically are more volatile than those of investment-grade bonds, and they can be hard to sell in difficult market conditions. Junk bonds tend to be sensitive to bad economic or political news, which may cause their prices to fall or increase the rate of defaults. Bonds in the lower end of the investment-grade category may carry these risks in reduced form.

Credit risk may affect an individual security, an industry, an economic sector or a particular type of security. Fund investors should bear in mind that the fund's investment in obligations of U.S. government agencies and instrumentalities may, but need not, be backed by the full faith and credit of the United States.

PREPAYMENT AND EXTENSION RISKS. Market prices and interest rates for mortgage-backed securities are based on investor assumptions about the future behavior of interest rates. Any changes, or any unexpected behavior, on the part of interest rates could hurt the performance of the fund's mortgage-backed securities.

SECTOR RISKS. To the extent that the fund invests in a given sector, it is exposed to that sector's risks. The fund's performance could be hurt if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market.

FOREIGN INVESTING RISKS. Foreign securities markets typically are less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). With foreign currencies, exchange controls and changes in exchange rates can affect the dollar value of these securities or the ability to realize that value, potentially widening investment losses on foreign securities, or canceling out gains. With dollar-denominated securities, currency risks can still affect the dollar value of these securities. Foreign risks are greater in emerging markets than in developed markets.


PERFORMANCE

Because the fund is a new fund, performance information for this fund is not provided in this prospectus.


FEES AND EXPENSES

These tables show the costs you should expect to pay as a fund investor.


SHAREHOLDER FEES -- PAID DIRECTLY FROM YOUR INVESTMENT

Sales Charges and Redemption Fees                                      None

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ANNUAL FUND OPERATING EXPENSES -- DEDUCTED FROM FUND ASSETS

                                                     Standard

                                                     Shares

Management Fees                                      0.35%

Distribution Fees                                    0.25%

Administrative Fees                                  0.10%

Other Expenses(1)                                    0.92%

Total Annual Operating Expenses(2)                   1.62%

-------

    (1) The amounts set forth in "other expenses" have been estimated based on expenses the fund expects to incur during its first fiscal year.

    (2) The investment adviser has voluntarily agreed to limit fees and expenses so that the total annual operating expenses would not exceed ___%.



EXPENSE EXAMPLE

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.


                           1 Year           3 Years

Standard Shares            $165             $511

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OTHER POLICIES AND RISKS

CHANGE IN A FUND'S INVESTMENT OBJECTIVE. Each Citizens fund may change its investment objective (goal) as long as the change is approved by the fund's trustees; the fund does not have to seek shareholder approval.

FUNDAMENTAL SOCIAL RESEARCH(SM). Every security in our portfolios is subject to Citizens' proprietary research, which revolves around a comprehensive, integrated analysis of all the factors -- fundamental and social -- that we believe affect a company's stock performance over time. Detailed financial analysis is conducted in tandem with a thorough check of each company's management practices and record of corporate responsibility. Our in-house research team examines specific variables seen as potentially contributing positively to investment performance, and/or decreasing investment risk. We believe our integrated research capability and implementation comprise one of the most rigorous and efficient research offerings in the business.

ADDITIONAL POLICIES AFFECTING THESE FUNDS. Except where noted, the following policies and risks apply to all funds in this prospectus:

- Each fund may invest in bonds and other fixed income securities. For these securities, we measure credit quality at the time we buy a security for a fund. We rely on ratings by recognized independent rating organizations, or, for unrated securities, our own credit analysis. When two independent ratings disagree, we may use the higher one. If a security's credit quality falls, we usually will sell the security unless we determine that it would better serve the fund's interest to keep it.

- In order to have cash for processing shareholder and portfolio transactions and for paying operating expenses, a fund typically invests a portion of assets in cash equivalents, such as money market instruments or other high quality, short-term, liquid obligations. Under special circumstances -- such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions -- a fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that a fund departs from its usual investment strategy, it increases the risk that it won't achieve its goal.

STATEMENT OF ADDITIONAL INFORMATION (SAI). More information about the strategies and risks of the funds appears in the Statement of Additional Information (SAI).

To obtain an SAI, see the back cover of this prospectus. Investors should understand that the funds are not required to follow all of the investment techniques described in this prospectus or the SAI, and may not invest in all permitted types of securities.

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MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

The investment adviser for Citizens Funds since it began operations in 1982 is Citizens Advisers, Inc., 230 Commerce Way, Portsmouth, NH, 03801. Citizens Securities, Inc., a subsidiary of Citizens Advisers, serves as Citizens Funds' distributor. Citizens Funds, Citizens Advisers and Citizens Securities are not affiliated with any bank.

As the investment adviser, Citizens Advisers has overall responsibility for the management of each fund's portfolio. Citizens Advisers determines which companies meet the funds' fundamental and social criteria and are therefore carried on our "Approved List" of investments. Citizens Advisers has day-to-day responsibility for managing the Citizens Balanced Fund and Citizens Ultra Short Bond Fund.

Citizens Advisers also is responsible for a wide variety of administrative duties for the funds under a separate administrative and shareholder services contract that provides for reimbursement of out-of-pocket expenses, as well as fees for services rendered. Citizens Advisers performs some of these services directly and subcontracts with third parties for others.

FEES PAID TO THE ADVISER(1) As payment for providing the funds with investment advisory and administrative services, Citizens Advisers, Inc. will receive the following fees from each fund and share class during the most recent fiscal year:



Fund                                % of avg.
                                    net assets

Balanced                            0.75%

Ultra Short Bond                    0.45%



(1) In addition to other fees disclosed elsewhere in this prospectus and in the table above, the funds pay the investment adviser a shareholder service fee. The fee is based on the number of accounts.

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PORTFOLIO MANAGEMENT FOR EACH FUND


CITIZENS BALANCED FUND

Co-Managers:

SOPHIA COLLIER

-       Principal Owner and Chair, Citizens Advisers (since 1991)

-       Former President, Citizens Funds and Citizens Advisers (1991 - 1998)

SUSAN KELLY

-       Portfolio Manager, Citizens Advisers (since 2000)

-       Former Assistant Portfolio Manager, John Hancock Advisors (1997 - 2000)

- Former Assistant Portfolio Manager and Assistant Vice President, Smith Barney (1990 - 1997)



CITIZENS ULTRA SHORT BOND FUND

Team Leader:

SUSAN KELLY

-       Portfolio Manager, Citizens Advisers (since 2000)

-       Former Assistant Portfolio Manager, John Hancock Advisors (1997 - 2000)

- Former Assistant Portfolio Manager and Assistant Vice President, Smith Barney (1990 - 1997)

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YOUR ACCOUNT

CLASSES OF SHARES

As noted in the fund descriptions, the funds in this prospectus offer standard shares. All classes of all Citizens Funds are no-load, meaning that they have no sales or redemption charges.

Standard shares are designed for individual investors. The main points of the share class are described at right.


STANDARD SHARES

MINIMUM INITIAL INVESTMENT AND MINIMUM BALANCE

- $2,500 for regular accounts; $1,000 for IRA, UGMA/UTMA and Automatic Investment Plan (AIP) accounts

MINIMUM ADDITIONAL INVESTMENT

-      $50 for all accounts, including AIP

DISTRIBUTION (12b-1) FEE

- 0.25% of average net assets annually (does not apply to Citizens Money Market Fund)


DISTRIBUTION FEES. Under Citizens Funds' Distribution Plan, Standard shares pay fees to Citizens Securities and others who provide distribution or administration services to the funds. These services may include advertising, marketing, and commissions to outside brokers. Because these fees are paid out of fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

POLICIES FOR ACCOUNTS WITH BELOW-MINIMUM BALANCES. If your balance falls below the minimum (as noted on the previous page), a fund may take certain steps to address the situation:

- Standard shares: A fund may charge you $20 a year when your balance is below the minimum. If you fail to bring your balance up to the minimum level, the fund may give you 60 days' notice to do so, and if you do not, the fund may close your account and mail you the proceeds. This policy also applies to inactive Automatic Investment Plan accounts.


HOW TO BUY SHARES

BUYING SHARES DIRECTLY. It's easy to buy shares in any Citizens fund. To open a new account, place your order in writing by sending in a completed account application and your payment. To buy shares in an existing account, you can place your order in writing, online at www.citizensfunds.com, by calling
(800) 223-7010, by using our automated phone service, or by speaking with a customer service representative.

When buying shares, you may pay by check, by exchange from another Citizens fund, or by wire. All checks must be made payable to "Citizens Funds"; we cannot accept checks that are payable to anyone else and signed over to us. We do accept foreign checks that are payable in U.S. dollars, but shares that are purchased with these checks may be held in escrow for at least 20 days. Citizens Funds reserves the right to reject any order to purchase shares.

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BUYING SHARES THROUGH A "FUND SUPERMARKET." Citizens Funds are available through many popular fund supermarkets, including Charles Schwab's Mutual Fund OneSource(R) and Fidelity Investments FundsNetwork(R).

BUYING SHARES THROUGH A BROKER-DEALER. Many broker-dealers offer Citizens Funds, in some cases as part of a fee-based investment program. For investors who prefer to invest with the guidance of a financial professional, buying shares through a broker-dealer may be the preferred choice. In part because of the services broker-dealers offer, you may pay more in fees when investing through a broker-dealer.


HOW TO SELL SHARES

SELLING SHARES BY PHONE. We offer a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much you want to sell (redeem). In most circumstances, you can sell as much as $100,000 in shares this way.

If you select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or fraud. For added security, you may provide us with a Personal Identification Number (PIN), which must be verified before any telephone transaction (including balance inquiries) can be processed. For your protection, we record all telephone calls. As long as we follow these precautions and we reasonably believe that the instructions we receive are authorized, Citizens Funds, the funds' investment adviser and the funds' transfer agent will not be responsible for any losses that result.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be hard to reach us by telephone. In these cases, please consider conveying your instructions using the "Account Access" section at www.citizensfunds.com, through our automated phone service, or in writing.

SELLING SHARES ONLINE OR BY AUTOMATED PHONE SERVICE. When you sign up for (and have activated) your Telephone Redemption and Exchange option, you automatically have the ability to send orders to sell shares online at www.citizensfunds.com or by calling our automated phone service at (800) 223-7010.

SELLING SHARES IN WRITING. Any order to sell shares can be sent to us in writing at any time. Certain types of orders can only be accepted in writing, and must have a Medallion Signature Guarantee (see below). These include:

-    all orders to sell shares that are worth more than $100,000

-    all exchanges between accounts that do not have identical titles

- all orders to sell shares in accounts whose name or address has been changed within the last 30 days

- all orders to sell shares where the proceeds are being sent to a different address than the one on the account

-    at our discretion, any other order

SELLING SHARES THROUGH A BROKER-DEALER. You may sell your shares through participating broker-dealers (who may charge a fee for this service). Some broker-dealers have arrangements with Citizens Funds that allow them to place orders to sell shares by phone or electronically. If you bought your shares through a broker-dealer or other intermediary, you may need to sell them through that same entity.

MEDALLION SIGNATURE GUARANTEES. A signature guarantee is evidence that the signature on your written order is genuine. These are available from most banks, credit unions and broker-dealers, but you cannot get one from a notary public. Not all written orders need a signature guarantee, but to avoid delays, it's a good idea to obtain a Medallion Signature Guarantee for all written orders to sell shares. Questions? Call (800) 223-7010.

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In addition to the types of orders described above, certain changes to your account need a Medallion Signature Guarantee, including:

-    Any change to your account title

-    Adding or changing your pre-designated wire or Automated Clearing House
     (ACH) instructions

-    Setting up or changing a systematic withdrawal plan

We may require further documentation from corporations, fiduciaries, retirement plans or institutional investors.

PROCEEDS FROM SELLING SHARES. When you sell shares, you have a choice of how you receive the proceeds. You can transfer the money into a different account at Citizens Funds, have a check mailed to you, or have the money electronically transferred into a pre-designated bank account. An electronic transfer using the Automated Clearing House (ACH) usually takes three days. Federal Funds wire service is typically next-day, but you will be charged a fee to send a wire transfer (see table in "Investor Services"). Your financial institution may charge a fee to receive ACH or wired funds. Proceeds normally go out the next business day after we receive a request. You will earn dividends up through the date we receive your redemption request.

We reserve the right to wait up to seven business days before paying the proceeds when you sell shares. If you are selling shares that you recently bought by check, the proceeds may be delayed until your investment check clears; this may take up to 15 days from the date of purchase. You can avoid the risk of these delays if you invest by wire.

THE FUNDS' BUSINESS HOURS. The funds are open for business each day the New York Stock Exchange (NYSE) is open. You may buy or sell shares on any business day.

Each fund calculates the value of its shares immediately following the close of the NYSE. The NYSE typically closes at 4 p.m. Eastern Time, but on occasion may close earlier.

HOW THE FUNDS PRICE THEIR SHARES. To calculate a fund's share price, or Net Asset Value (NAV), we add up the fund's total assets, subtract its liabilities, and then divide by the number of shares outstanding.

We generally use market prices to value securities. If a market quotation for a given security is unavailable, or if the adviser or a fund's subadviser believes an available quote does not accurately reflect the current value of a security, the adviser will fairly value that security in good faith, using the policies established by the funds' Board of Trustees.

COST OF SHARES WHEN YOU BUY OR SELL. When you buy shares in one of our funds, your transaction will go through at the next share price calculated for that fund after we receive your payment.

When you sell shares in one of our funds, your transaction will go through at the next share price calculated for that fund after your redemption request, in proper form, has been received.

TIMING OF ORDERS PLACED THROUGH BROKER-DEALERS. If you place an order with one of our authorized brokers, or their intermediaries, we will consider the order to have been accepted by us at the time it is accepted by them.

REDEMPTION IN KIND. Each fund will normally redeem shares for cash, but when the redemption is for more than $250,000, a fund may honor some or all of the redemption price with portfolio securities, which may cost a shareholder money in order to convert into cash. You should be aware that you may have to pay taxes when you redeem shares.


CONTACTING US WITH YOUR ORDERS

Regular U.S. Mail:

Citizens Funds

PO Box 182456

Columbus, OH 43218-2456


A postpaid business reply envelope with this address is provided with this prospectus.


Overnight Delivery:

Citizens Funds

3435 Stelzer Road

Columbus, OH 43219


Use this address for FedEx, UPS, Airborne and other express delivery services, including U.S. Post Office Express Mail.


Wire Transfers:

Citizens Funds

c/o Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, OH 45263


Routing number: 042000314

For further credit

A/C number: 999-44-975


You will also need to provide your name, account number, and the name of the fund you wish to invest in.


Telephone:

(800) 223-7010


INVESTOR SERVICES

SERVICES. As part of our commitment to your investment success, we offer a full range of investor services:

- Tax-Advantaged Retirement Plans. These include traditional and Roth IRAs, SEP and SIMPLE IRAs, and 403(b) plans. Citizens Funds can also be offered as an option in 401(k) and 457 plans. Rollover and transfer services are available to make it easy to transfer existing retirement assets to a Citizens Funds account.

- Automated Investment Plans. These make it easy to invest on a disciplined schedule and avoid the temptation to time the market. Simply check off the appropriate box on your account application, provide the bank information requested, and tell us the amount and schedule of the investments and the fund of your choice. We'll do the rest.

- Systematic Withdrawal Plan. Send us a written request and we'll set up this plan to automatically redeem a portion of your shares and make a regular monthly, quarterly or annual payment on your behalf.

For more information on any of our investor services, please call our Shareholder Service Center at (800) 223-7010.

EXCHANGE PRIVILEGE. You may exchange at any time from one Citizens fund to another. Simply call or write with your request. Keep in mind that the investment minimums and monthly minimum balance fee still apply with all exchanges. Please read the prospectus for the applicable fund before you exchange your shares.

Because excessive trading can lower a fund's performance and harm other shareholders, we reserve the right to suspend or terminate (with advance notice) the exchange privilege of any investor who makes excessive use of the privilege, which we define as more than five exchanges within a one-year period.

We may also restrict or refuse exchanges that appear to us to be part of a pattern of "market timing" or other simultaneous orders affecting significant portions of a fund's assets. Shareholders who abuse the exchange privilege may lose their exchange privileges or have their account closed. If you lose your exchange privileges, you can still keep or sell your shares.

We also reserve the right to close your account for any lawful reason, including, but not limited to, reasonable suspicion of fraud or other illegal activity in connection with the account.

EXCESSIVE TRADING AND REDEMPTION FEE. We reserve the right, in our discretion, to suspend the offering of shares of a fund and to reject any purchase request -- including exchanges from other funds -- that we regard as disruptive to the efficient management of a fund. Because excessive trading can lower a fund's performance and harm other shareholders, we may reject purchase requests that appear to us to be part of a pattern of "market timing."

COSTS FOR SERVICES

The following table outlines most of the fees associated with our services and with account activity and maintenance.

Redemption Fee                     none

Below minimum balance              $20 per year

Yearly IRA/403b fee                $10 per account, to a maximum of $20

                                   (waived for total IRA/403b balances of

                                   $25,000 and higher, and total account

                                   balances of $50,000 and higher).

Close out IRA account              $15

Returned check                     $20

Returned ACH Payment               $15

Send wire transfer (U.S.)          $10

Send wire transfer (foreign)       $20

Duplicate statements, checks and tax forms Documents from 1/1/00 or later, $2 each

                                      (free for automated phone line requests);

                                      for earlier documents, prices vary

DIVIDENDS AND DISTRIBUTIONS

The funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year.

NORMAL FREQUENCY OF DIVIDENDS AND DISTRIBUTIONS. For the Balanced fund, dividends of investment income normally are declared and paid quarterly in March, June, September and December. Distributions of capital gains (both long-term and short-term) are declared and paid once a year. For Citizens Ultra Short Bond Fund, dividends of investment income normally are declared and paid monthly, and capital gains are distributed once a year. A fund won't declare a dividend or distribution if it has no net income or capital gains, and it may make additional distributions at any time if tax considerations make it necessary.

RECEIVING YOUR DIVIDENDS AND DISTRIBUTIONS. You can receive your dividends and distributions in one of four ways:

-    automatically reinvested in additional shares of the same fund

-    automatically invested in another Citizens fund of your choice

-    sent to you by check

-    electronically transferred to your bank account (via ACH)

If you don't give us other instructions, your account will be set up for automatic reinvestment. Your dividends and distributions will be used to buy additional shares of the same fund, at the NAV calculated on the date the dividends or distributions are paid.

Information regarding dividends and other distributions will be included on your statement.


TAX INFORMATION

The following discussion generally describes the tax considerations pertinent to an investor in a fund who is an individual taxpayer. These considerations may not be relevant if you are investing through a tax-deferred account, such as an IRA, SEP or 401(k) account. Because each investor's tax situation is unique, we suggest that you consult your tax adviser for further information.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS. You generally will be subject to federal income tax (and any state or local taxes) on the distributions you receive from a fund, regardless of whether you take them in cash or reinvest them in additional shares.

Distributions paid from ordinary investment income and short-term capital gains are generally taxable as ordinary dividends. Distributions designated as capital gain dividends (paid from long-term capital gains) are treated as long-term capital gains for federal tax purposes. Each January, we will send you a statement that describes the federal tax status of the dividends and distributions paid to you during the previous calendar year.

"BUYING A DIVIDEND." If you purchase shares just before a fund makes a distribution, you will pay the full purchase price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is known as "buying a dividend." If you wish to avoid this, you may want to check to see when the fund's next anticipated distribution is. This is not a concern for investments made through tax-deferred accounts or for investments in Citizens Money Market Fund.

TAX ON DISPOSITIONS OF FUND SHARES. Redeeming (selling) fund shares and exchanging them for shares of another Citizens fund generally are considered taxable events. Depending on how much you paid for the shares you are selling or exchanging, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions. This is not a concern for shares held in tax-deferred accounts.

FEDERAL INCOME TAX WITHHOLDING. If you are neither a citizen nor a resident of the United States, each fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are not subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the fund. Each of the funds is also required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% rate in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax on shareholders who are neither citizens nor residents of the United States described in this paragraph.


TO LEARN MORE

Additional documents are available that can help you learn more about these funds:

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- contains more detailed information about the management and operations of the funds. The SAI is incorporated by reference into this prospectus (meaning it is legally part of it).

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS -- issued every six months, shareholder reports contain performance figures and discussions of the market conditions and investment strategies that significantly affected the funds' performance during the report period.

You can receive a copy of the current SAI without charge by calling (800) 223-7010 or by visiting our web site at www.citizensfunds.com. Because the funds are new, they have not, as of the date of this prospectus, issued any shareholder reports.

Information about Citizens Funds, including the funds' current SAI and shareholder reports, are also available from the SEC through a variety of methods. You can:

- find them on the EDGAR Database of the SEC Internet site at http://www.sec.gov

- have copies sent to you (after paying a copying fee) by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov

- view and copy them in person at the SEC's Public Reference Room in Washington, D.C.; for more information, call (202) 942-8090

Citizens Funds Logo Here



(800) 223-7010

www.citizensfunds.com

Citizens Funds are available through popular mutual fund supermarkets such as

Charles Schwab's Mutual Fund OneSource(R)and Fidelity Investments
FundsNetwork(R).



Citizens Funds(R) is a registered trademark of Citizens Advisers, Inc.

Transfer and Dividend Paying Agent:

BISYS, 3435 Stelzer Road, Columbus, OH 43219

(C)2002 Citizens Funds

SEC File No. 811-3626

                                CITIZENS FUNDS(R)

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER __, 2002


         This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Citizens Funds' Prospectus dated November __, 2002. A copy of the current Prospectus can be obtained by calling
(800) 223-7010, by writing Citizens Funds, 230 Commerce Way, Portsmouth,
New Hampshire 03801 or by visiting the Citizens Funds Internet site at www.citizensfunds.com. This SAI and the Prospectus may be amended or supplemented from time to time.


                                CITIZENS FUNDS(R)

                             Citizens Balanced Fund(SM)
                         Citizens Ultra Short Bond Fund(SM)

   TABLE OF CONTENTS                                                        PAGE

   Citizens Funds                                                             2
   Investment Strategies, Risks and Fundamental and Non-Fundamental Policies  2
   Trustees, Officers and Beneficial Owners                                  12
   Investment Advisory and Other Services                                    18
   Brokerage Allocation and Soft Dollars                                     24
   Ownership of Shares and Shareholder Rights                                26
   How We Value Fund Shares                                                  32
   Tax Matters                                                               34
   How We Calculate Performance                                              36
   Financial Statements                                                      41
   Appendix A:  Description of Ratings                                       42

CITIZENS FUNDS

       Citizens Funds (the "Trust"), a Massachusetts business trust organized on November 19, 1982, is an open-end investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") as a diversified management company. Citizens Funds presently consists of eight separate series, each with its own investment objective, assets and liabilities: Citizens Money Market Fund (inception date 8/30/83), Citizens Income Fund (inception date 6/10/92), Citizens Emerging Growth Fund (inception date 2/8/94), Citizens Global Equity Fund (inception date 2/8/94), Citizens Core Growth Fund (inception date 3/3/95), Citizens Small Cap Core Growth Fund (inception date 12/28/99), Citizens International Growth Fund (inception date 12/20/00) and Citizens Value Fund (the successor to the Meyers Pride Value Fund (inception date 6/13/96)).

       On May 28, 1992 the Trust, which had operated as a money market fund since 1983, changed its name from Working Assets Money Fund to Working Assets Common Holdings. On October 5, 1995 the Trust changed its name from Working Assets Common Holdings to Citizens Investment Trust, and on July 14, 1998 it changed its name to Citizens Funds. Each of the series of Citizens Funds is referred to herein as a "Fund," or, collectively, the "Funds."

       This Statement of Additional Information relates only to the following series of the Trust: Citizens Balanced Fund and Citizens Ultra Short Bond Fund and to Standard Class shares.

INVESTMENT STRATEGIES, RISKS AND FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES

INVESTMENT STRATEGIES AND RISKS

       In addition to the principal investment strategies and risks described in the Prospectus, Citizens Funds will from time to time employ other investment strategies that are described below.

       The Funds may, but need not, invest in any or all of the investments and use any or all of the investment techniques described below and in the Prospectus. The choice of investments and use of investment techniques depend on, among other things, a particular Fund's investment strategies, conditions and trends in the economy and financial markets and investments being available on terms that are acceptable to the Fund.

PREFERRED STOCK

       Each Fund may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the company's board of directors, but do not participate in other amounts available for distribution by the company issuing the preferred stock. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES

       Each Fund may invest in convertible securities. A convertible security is a security (a bond, debenture, note, preferred stock or other security) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

       In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

DERIVATIVE SECURITIES

       Derivative securities such as futures, options and warrants are financial instruments whose values depend on or derive from underlying investments, indexes or currencies. The Funds, may use derivative securities to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments. Each Fund will maintain segregated accounts consisting of liquid assets (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions). Derivatives involve special risks and may result in losses.

       OPTIONS. Each Fund may from time to time buy and write (sell) options on securities, securities indexes, and foreign currencies that are traded on recognized securities exchanges and over-the-counter markets. The value of options is determined by the performance of the underlying financial benchmarks or indexes to which they are tied. A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until or on a certain date (the expiration date). A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until or on the expiration date. The premium that a Fund pays or receives for buying or writing a call or put option is deemed to constitute the market value of the option at the time of purchase or sale. Aggregate premiums paid for put and call options will not exceed 5% of a Fund's total assets at the time of each purchase. The premium that a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period.

       FUTURES CONTRACTS. Each Fund may purchase or sell futures contracts (including index futures) and options on futures contracts. These contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

       WARRANTS. Each Fund may invest in warrants. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. Such warrants are typically held on a Fund's books at zero value when market quotations are unavailable, as the value of these warrants can only be realized upon their exercise.

       STRUCTURED SECURITIES. Each Fund may purchase structured securities, such as interest-only strips or similar vehicles where one or more of the rights within the underlying securities has been traded through the financial markets for a different right or series of rights. In the most extreme cases, some classes of stripped mortgage-backed securities may receive only interest payments (called IOs because they receive interest only) and other classes of stripped mortgage-backed securities may receive only principal payments (called POs because they receive principal only).

       RISKS. The use of derivative securities depends on the Fund manager's or a sub-adviser's ability to predict correctly the direction of interest rates, securities prices or other factors. Risks include:

- the risk that interest rates, securities prices or other factors do not move in the directions being hedged against, in which case the Fund will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefits;
- an imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged;
- the possible absence of a liquid secondary market for any particular derivative at any time;
- the potential loss if the counter party to the transaction does not perform as promised; and
- the possible need to defer closing out certain positions to avoid adverse tax consequences.

       OPTIONS may present additional risks because the Fund managers may determine that exercise of the option will not benefit the Fund, and therefore the amount invested to acquire the option will be lost. Also, the Fund may be required to purchase at a loss a security on which it has sold a put option.

       WARRANTS tend to be more volatile than the underlying securities on which they are based and cease to have value if they are not exercised prior to their expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of the underlying securities.

       STRUCTURED SECURITIES, or STRIPS may be affected by changes in interest rates. The value of an interest-only strip generally will go down as interest rates go up. A rapid rate of principal payments (including prepayments) may cause an interest-only strip to mature before a Fund receives the money it initially invested in the security. This may happen if interest rates go down. A Fund's ability to collect interest payments also will end if an interest-only strip defaults. Conversely, a Fund's investment in principal-only strips may be adversely affected by a lower than expected rate of principal payments (including prepayments) on the underlying pool of mortgage loans. A lower rate of principal payments (including prepayments) effectively extends the maturity of a principal-only strip, making it worth less money in today's dollars. Securities with longer maturities are more susceptible to changes in interest rates. Changes in interest rates affect the value of principal-only strips more than traditional mortgage-backed securities or other debt obligations that pay interest at regular intervals.

REPURCHASE AGREEMENTS

       The Funds may also enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the particular Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund, together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on securities collateralizing the repurchase.

       The Trust requires all vendors of repurchase agreements to deliver collateral in the applicable Fund's name in the form of instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements may be a useful tool in managing a Fund, they do have greater risk than directly investing in securities. If a bank or stockbroker becomes bankrupt, or otherwise defaults after selling a Fund a repurchase agreement, the Fund may suffer some delay and expense in liquidating the securities, decline in the value of the securities and loss of principal or interest.

FOREIGN SECURITIES

       Each Fund may invest in foreign securities that meet the Trust's social and financial criteria. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations or controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. A Fund's share price will tend to reflect the movements of the different securities markets in which they are invested and, to the degree not hedged, the foreign currencies in which investments are denominated. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances - such as where a Fund believes that the applicable exchange rate is unfavorable at the time the currencies are received or anticipates, for any other reason, that the exchange rate will improve - the Fund may hold such currencies for an indefinite period of time. A Fund may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies would permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also would expose the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

       Each Fund may invest in foreign companies through investments in American Depositary Receipts (ADRs). These securities are not usually denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. ADRs are subject to many of the same risks that apply to other investments in non-U.S. securities.

         The Funds may invest in issuers located in emerging markets countries. All of the risks of investing in non-U.S. securities are heightened by investing in emerging markets countries. Shareholders should be aware that investing in the equity and fixed income markets of emerging markets countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. Such markets often have provided greater risks to investors. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in emerging markets countries and the currently low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

WHEN-ISSUED SECURITIES

       Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, in many cases, a Fund will take delivery of securities it has purchased on a when-issued basis. When a Fund commits to purchase a security on a when-issued or forward delivery basis it will follow procedures consistent with current policies of the Securities and Exchange Commission (SEC) concerning such purchases. Since those policies currently recommend that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Trust intends that a Fund will always have cash, short-term money market instruments or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although the Trust does not intend to make such purchases for speculative purposes and intends to adhere to current regulatory policies with respect to such purchases, purchases of securities on such a basis may involve more risk than other types of purchases. For example, a Fund may have to sell assets that have been set aside to cover its commitments in order to meet redemptions. Also, if Citizens Advisers, Inc. (the "Adviser" or "Citizens Advisers") or a sub-adviser were to determine that it is necessary to sell the when-issued or forward delivery securities before delivery to a Fund, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made. When the time comes to pay for when-issued or forward delivery securities, a Fund will meet its obligations from the then-available cash flow on the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

       Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market, such as securities subject to contractual restrictions on resale. Illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to determine a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

RULE 144A SECURITIES

       Each Fund may purchase securities that are not registered (restricted securities) under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. Restricted securities, which may be traded pursuant to Rule 144A, will not be considered illiquid if the Funds' Board of Trustees finds that a liquid trading market exists for these securities. The Trustees have adopted guidelines and, subject to oversight by the Trustees, have delegated to the Adviser and to any applicable sub-adviser the daily function of determining and monitoring liquidity of restricted securities. See "Fundamental and Non-Fundamental Policies" below.

REAL ESTATE SECURITIES

       Each Fund may invest in equity and debt securities of companies in the real estate industry, including real estate investment trusts (REITs). These securities are sensitive to changes in real estate values, property taxes, interest rates, real estate asset cash flows, occupancy rates, governmental regulations and the management skill and creditworthiness of the issuer. REITs also may be subject to liability under environmental and hazardous waste laws.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend (a "Lending Fund") its securities to brokers, dealers and financial institutions, provided that (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) a Lending Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) a Lending Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Lending Fund. A Lending Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. Loans of securities, however, involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In connection with lending securities, a Lending Fund may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Fund or the Adviser.

EURO CONVERSION RISK

       The Funds may invest in securities of European issuers and may invest in foreign companies through investments in ADRs or similar instruments. Certain European countries that are a part of the European Economic Union have agreed to participate in the conversion to a single European currency, the euro. This conversion was completed by July 1, 2002 and its effects on investments in the securities of European issuers and foreign currencies are currently unclear. The Fund may be adversely affected if the conversion to the euro is not successfully completed or if the computer or other data processing systems used in European financial markets or by the Fund are not able to process transactions involving the euro.

SOCIALLY RESPONSIBLE INVESTING

       Our goal at Citizens Funds is to achieve strong financial results while investing in companies that are managed in a socially responsible manner which includes investing in companies that have positive workplace, community and environmental records.

       To find these investments, we seek companies that have positive environmental, community and workplace records. At the same time, we avoid companies whose primary business is the manufacture of alcohol, tobacco, nuclear power or conventional or nuclear weaponry. We also avoid companies that lack diversity (i.e., representation by women or people of color) on their corporate boards or in upper management. Finally, we avoid companies that we believe treat animals inhumanely.

       Some of the social and environmental screens we use to assess a company's environmental record, community involvement and workplace practices include the following:

ENVIRONMENT
         We try to avoid investing in companies with consistent or significant violations of environmental laws and regulations, companies with below average environmental records for their industry and companies whose products or processes are particularly damaging to the environment. We seek companies, on the other hand, that are committed to recycling, waste reduction, energy efficiency and other sustainable business practices.

WORKPLACE
         We try to avoid investing in companies that discriminate on the basis of gender, race, religion, disability or sexual orientation, that engage in unfair labor practices or that lack diversity on their board of directors or in upper management. Instead, we seek companies that have positive records with respect to employee health, safety, compensation and other benefits, and that proactively work to eliminate sweatshop conditions among their overseas subsidiaries, vendors and contract suppliers.

COMMUNITY
         We try to avoid investing in companies with less than satisfactory records under the Community Reinvestment Act, or companies that have displayed insensitivity to community priorities and concerns. Rather, we seek companies with positive records of local involvement, charitable giving and support for community development initiatives.

         Companies that pass our social and environmental screens are placed on the Citizens Funds "Approved List" and are eligible for investment; those that fail to pass our screens are placed on a "Rejected List" and are not eligible for investment.

FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES

       The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to a Fund without approval by holders of a majority of the outstanding voting securities of the Fund (a "Majority Shareholder Vote"), which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

       1. The Funds may not make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations thereunder.

       2. The Funds may not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

       3. The Funds may not borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

       4. The Funds may not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

       5. The Funds may not concentrate their investments in any particular industry, but if it is deemed appropriate for the achievement of a Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

       6. The Funds may not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

       As a NON-FUNDAMENTAL policy (which can be amended or removed by the Trustees, without shareholder approval), no more than 15% of the net assets of each Fund will be invested in illiquid securities. Private Placements which may be traded pursuant to Rule 144A under the

Securities Act will not be subject to this limitation if the Fund's Board of Trustees or the Adviser finds that a liquid trading market exists for these securities.

         As a NON-FUNDAMENTAL policy, the Citizens Ultra Short Bond Fund will, under normal circumstances, invest at least 80% of its net assets in bonds and other related instruments. The fund has adopted a policy requiring it to give at least 60 days' notice before changing this investment policy.


       If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in values or assets will not constitute a violation of that restriction.

TEMPORARY DEFENSIVE POSITIONS

       Each Fund may invest some or all of its assets in cash, cash equivalents, money market instruments (including, without limitation, U.S. Treasury obligations, obligations of agencies and instrumentalities of the U.S. Government; certificates of deposit of banks; commercial paper or other corporate notes of investment grade quality; and Yankee bonds) and repurchase agreements as: (i) temporary defensive positions during volatile or other adverse or unusual market, economic, political or economic conditions, and/or
(ii) for liquidity purposes or pending the investment of the proceeds of the sale of a Fund's shares. Such temporary defensive positions would be inconsistent with a Fund's principal investment strategies and may adversely impact Fund performance.

PORTFOLIO TURNOVER

       For the Citizens Ultra Short Bond Fund we purchase fixed income securities and for the Citizens Balanced Fund we may purchase both equity and fixed income securities and hold them until such time as we believe it is advisable to sell them in order to realize a gain or loss whereupon we reinvest these assets in other securities.

Portfolio turnover rates will vary, depending on the type of Fund and its particular investment objective.

TRUSTEES, OFFICERS AND BENEFICIAL OWNERS

       A Board of Trustees oversees and monitors the management of the Trust. These oversight responsibilities include selection of the investment adviser and election of officers, who are in turn responsible for the day to day operations of the Trust. The Trustees and officers are listed below.
The Trustees and officers who are "interested persons" of the Trust, as defined in the 1940 Act, are indicated by an asterisk. The address for each Trustee and officer is 230 Commerce Way, Portsmouth, NH 03801.

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
TRUST

    NAME,              POSITION(S)    TERM OF      PRINCIPAL OCCUPATION(S)                NUMBER OF          OTHER
 ADDRESS, AND           HELD WITH   OFFICE WITH     DURING PAST 5 YEARS                 PORTFOLIOS IN    DIRECTORSHIPS
     AGE                  FUND        TRUST-                                                FUND            HELD BY
                                     LENGTH OF                                            COMPLEX           TRUSTEE
                                       TIME                                             OVERSEEN BY
                                      SERVED                                              TRUSTEE
 ----------------------------------------------------------------------------------------------------------------------
 Judy Belk              Trustee                   Senior Advisor and Consultant              8
 49 years of age                                  to Philanthropic and Non-Profit
                                                  Organizations (since November
                                                  2000);Vice President, Global
                                                  Public Affairs, Levi Strauss &
                                                  Co. (June 1990 to June 2000)

 Walter D.              Trustee                   Executive Vice President for               8
 Bristol, Jr.                                     Corporate Operations and Chief
 51 years of age                                  Financial Officer, American
                                                  Heart Association (since May
                                                  1996)

 Jeannie H.             Trustee                   Group President, Verizon (since            8
 Diefenderfer                                     August 2001); Senior  Vice
 41 years of age                                  President, Verizon (May 1998 to
                                                  July 2001); Executive Director,
                                                  Verizon (February  1996 to
                                                  April 1998)


 Pablo S.               Trustee                   Senior Fellow, Public Policy               8
 Eisenberg                                        Institute, Georgetown
 70 years of age                                  University (since January
                                                  1999); Executive Director,
                                                  Center for Community Change
                                                  (May 1975 to June 1998)

 Orlando Hernandez      Trustee                   Vice President of Finance,                 8
 54 years of age                                  Texas Instruments (May 1976 to
                                                  April 2001)

 Martha S. Pope         Trustee                   Senior Advisor for the Northern            8
 57 years of age                                  Ireland Peace Negotiations
                                                  (January 1995 to July 1998);
                                                  Trustee, National Park
                                                  Foundation (since August 2000);
                                                  Trustee, Hofstra University
                                                  (since June 2000)



TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

     NAME,           POSITION(S)    TERM OF     PRINCIPAL OCCUPATION(S)              NUMBER OF        OTHER
 ADDRESS, AND         HELD WITH     OFFICE -      DURING PAST 5 YEARS              PORTFOLIOS IN     DIRECTOR
     AGE                FUND       LENGTH OF                                           FUND           SHIPS
                                     TIME                                            COMPLEX         HELD BY
                                    SERVED                                         OVERSEEN BY       TRUSTEE
                                                                                     TRUSTEE
 -------------------------------------------------------------------------------------------------------------
 Sophia Collier     Chair of the               Portfolio Manager, Citizens              8
 46 years of age      Board and                Funds (since March 1995);
                       Trustee                 Majority Owner and Chair of the
                                               Board of Directors, Citizens
                                               Advisers, Inc. (since December
                                               1991); President, Citizens
                                               Advisers, Inc. (December 1991
                                               to September 1998 and since
                                               July 2002)

 Mitchell A.           Trustee                 President, MAJ Capital                   8
 Johnson                 and                   Management (personal
 60 years of           Trustee                 investments) (since August
 age                   Emeritus                1994); President, Corporate
                                               Finance, Student Loan
                                               Marketing Association (May 1973
                                               to August 1994)



OFFICERS OF THE TRUST

 NAME, ADDRESS, AND     POSITION(S)   TERM OF OFFICE -    PRINCIPAL OCCUPATION(S) DURING PAST 5
 AGE                     HELD WITH    LENGTH OF TIME      YEARS
                           FUND       SERVED
 ---------------------------------------------------------------------------------------------------------
 Sean P. Driscoll*       Treasurer                        Vice President, Citizens Advisers, Inc.
 37 years of age                                          (since November 1998); Director, Fund
                                                          Administration, State Street Bank and Trust
                                                          Company (March 1998 to November 1998); Vice
                                                          President, Compliance, Putnam Investments
                                                          (January 1997 to March 1998)

 Marcia Kovalik*         Assistant                        Counsel, Citizens Advisers, Inc. (since
 39 years of age         Secretary                        February 2001); Associate, Boynton, Waldron,
                                                          Doleac, Woodman & Scott, P.A. (September
                                                          1995 to February 2001)

 Alaina Metz*            Assistant                        Chief Administrative Officer, BISYS Fund
 35 years of age         Secretary                        Services of Ohio (since June 1995)

 Lisa A. Paquette*       Assistant                        Manager, Finance and Accounting, Citizens
 36 years of age         Treasurer                        Advisers, Inc. (since April 2001); Planning
                                                          Manager, Pepsi Bottling Group (June 1999 to
                                                          April 2001); Controller, Strategic Planning,
                                                          Fisher Scientific International, Inc.
                                                          (August 1996 to May 1999) (title varied
                                                          during this period)


       The Board of Trustees functions with a Nominating Committee and an Audit Committee comprised of non-interested Trustees of the Trust, within the meaning of the 1940 Act. The Audit Committee met ___ times last year to review the internal and external accounting procedures of the other series of the Trust and, among other things, to consider the selection of independent certified public accountants for those series, to approve significant services proposed to be performed by the accountants and to consider the possible effect of such services on their independence. The Nominating Committee members confer periodically and hold meetings as required. The committee makes nominations for non-interested Trustees and for membership on committees. The committee periodically reviews procedures and policies of the Board of Trustees and its committees and periodically reviews compensation of non-interested Trustees. The Nominating Committee does not have a process for considering nominees to the Board of Trustees recommended by shareholders. The Nominating Committee met __ times last year.

       Pursuant to the Trust's Distribution Plan, the Trust has agreed that Trustees who are not "interested persons," as defined in the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement relating to the Plan (the Independent Trustees) shall have responsibility for the selection and nomination of other Independent Trustees. This agreement will continue for so long as the Distribution Plan is in effect.

       The following table shows the amount of equity securities owned by the Trustees in all of the Funds in the Citizens Family of Funds overseen by the Trustee as of December 31, 2001. Because the Funds are newly organized, neither Fund had any shareholders as of that date.


                    CITIZENS FUNDS - TRUSTEE OWNERSHIP TABLE
--------------------------------------------------------------------------------

                 NAME OF TRUSTEE                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                 IN ALL FUNDS OVERSEEN BY TRUSTEE IN CITIZENS
                                                                 FAMILY OF FUNDS


   -----------------------------------------------------------------------------------------
   NON-INTERESTED TRUSTEES
   -----------------------------------------------------------------------------------------
   Judy Belk - Trustee                          [LIST OWNERSHIP RANGE BY FUND]
   Walter D. Bristol, Jr. - Trustee             [RANGES: none, $1-10,000, $10,001-$50,000,
                                                $50,001-$100,000, or 0ver $100,000]

   Jeannie H. Diefenderfer - Trustee
   Pablo S. Eisenberg - Trustee

   Martha S. Pope - Trustee
   Orlando Hernandez - Trustee

   INTERESTED TRUSTEES
   Sophia Collier
   Mitchell A. Johnson


         The following compensation table discloses the aggregate compensation from the Trust for services provided for the Trust's fiscal year ended June 30, 2002. None of the Trustees receive pension or retirement benefits or any other compensation beyond that listed below. Trustees were, however, reimbursed the costs of travel, meals and lodging associated with attendance at meetings. Officers receive no compensation from either Fund, although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.


                       CITIZENS FUNDS - COMPENSATION TABLE
--------------------------------------------------------------------------------

 NAME, ADDRESS, AND            AGGREGATE        PENSION OR       ESTIMATED             TOTAL
        AGE                  COMPENSATION       RETIREMENT        ANNUAL           COMPENSATION
                            FROM THE TRUST       BENEFITS      BENEFIT UPON       FROM THE TRUST
                                                ACCRUED AS      RETIREMENT       AND FUND COMPLEX
                                               PART OF FUND                      PAID TO TRUSTEES
                                                 EXPENSES
 --------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES
 Judy Belk                    $_________(1)        NONE            N/A              $_________
 Walter D. Bristol, Jr.       $_________(1)        NONE            N/A              $_________
 Jeannie H. Diefenderfer      $_________(1)        NONE            N/A              $_________
 Pablo S. Eisenberg           $_________(1)        NONE            N/A              $_________
 Orlando Hernandez            $_________(1)        NONE            N/A              $_________
 Martha S. Pope               $_________(1)        NONE            N/A              $_________

 INTERESTED TRUSTEES
 Sophia Collier                    $0              NONE            N/A                  $0
 Mitchell A. Johnson               $0              NONE            N/A                  $0

         (1) The Funds are newly organized and paid no trustee fees during the fiscal year June 30, 2002. For the current fiscal year, each fund will pay its pro rata share of Trustees fees based on its asset size. Because neither Fund's assets size is known, each Fund's share of Trustee fees is not currently determined.


         As of the date of this Statement of Additional Information, there are no shareholders of either Fund.


INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER

       The Funds are managed by Citizens Advisers, Inc. under a contract known as the Management Agreement, which was amended and restated effective July 3, 2001 ("Management

Agreement"). The Adviser's office is at 230 Commerce Way, Portsmouth, New Hampshire 03801. The Adviser is a New Hampshire corporation. The Management Agreement provides that the Adviser, subject to the control of the Trust's Board of Trustees, will decide which securities will be bought and sold, and when, and requires the Adviser to place purchase and sale orders. The Adviser also manages the day-to-day operations of the Trust pursuant to the Management Agreement.

       Sophia Collier individually owns 60% of the outstanding stock and is the President and Chair of the Board of Directors of Citizens Advisers, Inc. She is the former President of Citizens Funds and remains on the Board of Trustees, serving as an Interested Trustee. Ms. Collier is the founder of American Natural Beverage Corp., the maker of Soho Natural Soda, a company which Ms. Collier co-founded in her Brooklyn kitchen when she was 21 years old and built up over the next 12 years to an enterprise with 52 employees and retail sales of $25 million. Soho Soda was the first natural soda in America and was created as an alternative to unhealthful mass market sodas. Ms. Collier and her partners sold American Natural Beverage Corp. in 1989.

       Four other individuals own the remaining 40% of the outstanding stock of Citizens Advisers, Inc., as follows: John P. Dunfey (12%); Robert J. Dunfey, Sr. (12%); Gerald F. Dunfey (12%); and William B. Hart, Jr. (4%). John, Robert and Gerald Dunfey, brothers, now serve as directors of the Dunfey Group, a venture capital and investment firm. John P. Dunfey is also a member of the Board of Directors of Citizens Advisers. The Dunfey family has been associated, over a number of years, with progressive social and political causes and has actively participated in organizations dedicated to world peace, human and civil rights, and economic justice. The family founded and continues to sponsor New England Circle, a forum for the "discussion of social, political, literary and educational topics that can lead to constructive change in our lives, our nation and our world."

MANAGEMENT FEES

       The Adviser provides the Trust, at its own expense, with all office space, facilities, equipment and clerical personnel necessary to carry out the Adviser's duties under the Management Agreement. Some of the Trust's Trustees and officers are employees of the Adviser and receive their compensation from the Adviser. The accounting agent for each Fund maintains, as part of its services for which the Trust pays a fee, many of the books and records that each Fund is required to have and computes each Fund's Net Asset Value and dividends per share.

       Each Fund pays the Adviser a fee for its services as a percentage of each Fund's average annual net assets as follows:

Citizens Balanced Fund --0.65% and Citizens Ultra Short Bond Fund--0.35% per annum of average net assets. The fee is accrued daily and payable twice monthly but in no event less frequently than semi-annually.

         The Adviser has voluntarily agreed to limit expenses for the classes of the Funds listed below for the fiscal year ending June 30, 2003. If a Fund's aggregate expenses would exceed on a per annum basis the percentage of average daily net assets specified below, the Adviser will reduce its fee by, or refund, the amount of the excess.

       Citizens Balanced Fund, Standard Class shares            ____%
       Citizens Ultra Short Bond Fund, Standard Class shares    ____%

       Not all Fund expenses are subject to the limits described above. Interest expenses, taxes, brokerage commissions, and extraordinary expenses, such as litigation, that do not usually occur in the operations of a mutual fund are not included.

CITIZENS SECURITIES, INC.

       Citizens Securities, Inc., a wholly-owned subsidiary of the Adviser and a New Hampshire corporation, serves as each Fund's principal underwriter or distributor. Its offices are located at 230 Commerce Way, Portsmouth, New Hampshire 03801. Sophia Collier, President of Citizens Advisers, is also President of Citizens Securities.

ADMINISTRATIVE AND SHAREHOLDER SERVICES

       Citizens Advisers also performs a wide variety of administrative duties for the Trust under a separate administrative and shareholder services contract which provides for reimbursement of out-of-pocket expenses, as well as fees for services rendered. Citizens Advisers sometimes will perform services under this administrative contract directly, or may contract to have specialized services provided by third parties, such as investment advisors for pension funds or other institutions which maintain omnibus accounts with Citizens Funds. These fees (based on average annual net assets) and expenses are payable monthly up to the following amounts:

                            FUND                                         ADMINISTRATIVE FEE
----------------------------------------------------------------------------------------------------
Citizens Balanced Fund                                                          0.10%

Citizens Ultra Short Bond Fund                                                  0.10%

         The administrative services provided to the Trust include but are not limited to the following: daily Fund accounting duties including payment and budgeting of Fund operating expenses and calculation of expense accruals; administration of annual Trust audit with Trust Auditors; supervision of drafting and printing of annual and semi annual reports; administrative and contractual interface with the Custodian, Accounting Agent and Transfer Agent including daily monitoring of Net Asset Value, sales, redemptions, dividends and quality control; and compliance with federal and state regulatory requirements. Citizens Advisers is also reimbursed at cost for state Blue Sky filing and reporting services; vendor relations; drafting and filing of Prospectuses and Statements of Additional Information, proxies and other regulatory filings; and special projects.

In addition, Citizens Securities provides a number of administrative services to the Trust relating primarily to shareholder services and communications, and is paid a per account fee. These services include, but are not limited to, answering calls from existing shareholders in a timely manner; maintenance of a toll-free number; responding to shareholder inquiries and requests; maintenance of computer interface with the Transfer Agent; retention, maintenance and research of shareholder records; maintenance of facilities and equipment to perform all such duties; and similar services.

12b-1 PLAN

       Pursuant to a Distribution Agreement, Citizens Securities acts as the distributor of each Fund's shares.

       The Trust's Board of Trustees has adopted a Distribution Plan under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. In approving the 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. Pursuant to this Plan, the Trust, on behalf of a Fund, may make payments for the provision of (i) distribution services, (ii) services in respect of the sale of shares of a Fund,
(iii) advertising, marketing or other promotional activity, and (iv) preparation, printing, and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than regulators and existing shareholders of the Trust and for the provision of personal service and the maintenance of shareholder accounts.

       The Distribution Plan allows for compensation to be paid to the Funds' distributor and others in an amount equal to 0.25% of the average annual net assets of the applicable Fund. The Distribution Plan does not apply to Institutional shares and currently no fees under the Distribution Plan are being imposed on the Citizens Money Market Fund.

       The 12b-1 Plan will continue in effect unless terminated as provided below, if approved at least annually by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no financial interest in the operation of the Plan or in any agreement related to the Plan. These Trustees are known as "Qualified Trustees." Agreements related to the Plan must also be approved in the same manner by a vote of the Trustees and the Qualified Trustees. These agreements will terminate automatically if assigned, and may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of the majority of the Qualified Trustees or a vote of the majority of outstanding securities of the Fund, on not more than 60 days notice. The Plan further provides that, while it is in effect, the selection and nomination of the Trustees who are not interested persons shall be committed to the discretion of the Qualified Trustees. The Plan may not be amended to increase materially the amounts to be spent without shareholder approval, and all amendments must be approved by the Trustees.

The Distribution Plan provides that the Treasurer of the Trust shall provide and the Trustees shall review quarterly reports setting forth the amounts, payments and the purpose for which the amounts were expended.

EXPENSES

       Other expenses to be paid by the Funds include all expenses not expressly assumed by Citizens Advisers. These include, but are not limited to, interest, taxes, audit and legal fees, custodian and transfer agent charges, insurance premiums, cost of registering shares under federal and state laws, dues and any litigation costs, as well as the cost of typesetting, printing and distributing shareholder reports and Prospectuses sent to shareholders.

       Administrative and Institutional Class shareholders in the Funds pay their pro rata portion of Fund expenses, as well as any class expenses attributable to that class of shares only. Class expenses include, but are not limited to, transfer agent fees, distribution fees and shareholder fees and expenses.

       When a cost is shared by several Funds, the staff at Citizens Advisers will allocate the expense in a reasonable manner under the supervision of the Trust's Board of Trustees.

CODES OF ETHICS

         The Funds, the Adviser, the sub-advisers and the distributor have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

OTHER SERVICE PROVIDERS

CUSTODIAN
         Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian of the assets of the Trust. The custodian is responsible for holding the securities and cash of each Fund and receiving and reporting all purchases and redemptions. The custodian takes no part in determining the investment policies of the Trust or in deciding which securities are purchased or sold by the Trust. The Trust, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT AND ACCOUNTING AGENT
       The transfer agent, dividend-paying agent and accounting agent for the Trust is BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. In its capacity as transfer agent and dividend-paying agent, BISYS is responsible for processing daily purchases, redemptions and transfers of Trust shares, preparing and mailing shareholder confirmations and account statements, paying dividends and other distributions, and other shareholder and account activities. In its capacity as accounting agent, BISYS is responsible for calculating the daily Net Asset Value of each Fund and other accounting activities related to the management of the Trust.

AUDITORS
         PricewaterhouseCoopers LLP, independent accountants, audits the financial statements of the Funds and provides other audit, tax and related services. The address of PricewaterhouseCoopers LLP is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL
       Bingham McCutchen LLP, Boston, Massachusetts, serves as counsel for Citizens Funds.


BROKERAGE ALLOCATION AND SOFT DOLLARS

       The Adviser seeks to obtain for each Fund the best net price and the most favorable execution of orders. The factors the Adviser and applicable sub-adviser will consider when selecting a broker include, without limitation, the overall direct and net economic result to the Fund's accounts (including both price paid or received and any commissions and other costs paid), the efficiency with which the transactions are effected, a broker's ability to effect a transaction involving a large block of securities, a broker's availability to execute difficult transactions, responsiveness of a broker to the Fund and a broker's financial strength and stability. These considerations are weighed by the Adviser and sub-adviser in determining the reasonableness of the overall costs and commissions charged.

       Purchases are made from issuers, underwriters, dealers or brokers, and banks who specialize in the types of securities the Funds buy. Purchases from underwriters include a commission or concession paid by the issuer to the underwriters. Purchases from dealers include the spread between the bid and asked prices and purchases from brokers include commissions paid to the broker based upon the transaction size. If the execution and price offered by more than one dealer are comparable, the order may be given to a dealer who has provided research advice, quotations on portfolio securities or other services.

       The Adviser will comply with Rule 17e-1 under the 1940 Act in regard to brokerage transactions with affiliates, to assure that commissions will be fair and reasonable to the shareholders. There have been no brokerage commissions paid to affiliated brokers during the past three fiscal years.

       In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, the Adviser or a sub-adviser may select brokers or dealers who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to a Fund and/or the other accounts over which the Adviser or a sub-adviser exercises investment discretion.

       The Adviser or a sub-adviser may cause a Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser or sub-adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Adviser or a sub-adviser has with respect to accounts over which they exercise investment discretion.

       The Adviser will maintain an account with one or more broker-dealers who agree to provide or pay for brokerage and research services that benefit the Funds. Sub-advisers will be informed in writing of the names of the broker-dealers and provided with account information to allow the execution of trades through those broker-dealers. In the event that best execution of an equity transaction is available through a broker-dealer that has been so identified, the Adviser or a sub-adviser, as the case may be, may place the transaction with that broker-dealer after determining in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. These research services are sometimes referred to as "soft dollars."

       Any soft dollars generated by transactions on behalf of a Fund in this fashion shall be used solely to purchase brokerage and research services within the meaning of Section 28(e), and must be of benefit to the Fund. These brokerage and research services, however, need not exclusively benefit the Fund, and may also benefit other series of the Trust or other clients of the Adviser or the sub-adviser. For these purposes, brokerage and research services mean services that provide assistance to the Adviser, or a sub-adviser, in the performance of decision-making responsibilities and include, among other things, effecting securities transactions and performing services incidental thereto (such as clearance, settlement and custody) and providing information regarding the economy, industries, individual companies, taxation, political and legal developments, technical market action, pricing and appraisal services, credit analysis, and risk measurement and performance analysis. Without limitation, research services may be received in the form of written reports, computer-generated data, telephone contacts and personal meetings. If a product or service serves non-research as well as research functions, soft dollars shall be used to pay for the product or service only to the extent that it constitutes research.

       The investment management or advisory fee that a Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. The Adviser would, through the use of such services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.


OWNERSHIP OF SHARES AND SHAREHOLDER RIGHTS

       The Trust's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Certificates representing shares are not issued. The Trust may create and issue series and classes of shares. Each share of each class of each series represents an equal proportionate interest in the series with each other share of that class. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares in a series). Income and operating expenses are allocated fairly among the series and classes by the Trustees.

         Under the Declaration of Trust, shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

         By becoming a shareholder of the Trust or any of its series, each shareholder expressly assents and agrees to be bound by the provisions of the Declaration of Trust.

VOTING RIGHTS

       Shareholders of a Fund are entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shares of each class are entitled to vote as a class or series only when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote by series or class. The Trust does not hold annual shareholder meetings. The holders of shares have no preemptive, conversion or subscription rights and votes are not cumulative. Shares when issued are fully paid and non-assessable, except as set forth under "Shareholder and Trustee Liability" below. The Trust may be terminated upon the sale or transfer of all or substantially all of its assets. If not so terminated, the Trust will continue indefinitely.

DIVIDENDS AND DISTRIBUTIONS

CITIZENS BALANCED FUND
       The Citizens Balanced Fund normally declares and pays dividends substantially equal to all net investment income quarterly in March, June, September and December. Net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Fund at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid annually.

CITIZENS ULTRA SHORT BOND FUND
       The Citizens Ultra Short Bond Fund distributes to its shareholders monthly dividends substantially equal to all of its net investment income. The Fund's net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Fund at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid at the close of the appropriate monthly or annual period.

SHAREHOLDER AND TRUSTEE LIABILITY

       The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trust's Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses by the relevant series of the Trust out of that series' property for any shareholder held personally liable for that series' obligations solely by reason of being a shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any such shareholder for any act or obligation of the Trust and satisfy the judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholders liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

       The Declaration of Trust further provides that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

HOW TO PURCHASE AND REDEEM SHARES

HOW TO BUY SHARES
       It's easy to buy shares of the Funds. Just fill out an application and send in your payment by check, exchange from another Citizens mutual fund or through arrangements with your investment adviser or broker-dealer. All checks must be made payable to "Citizens Funds." Citizens Funds is unable to accept third-party checks. Foreign checks drawn in U.S. dollars are accepted but shares purchased with foreign checks may be held in escrow for at least 20 days.

       For the Funds, your cost will be the Net Asset Value next determined after your payment is received. (Net Asset Value is determined at 4 p.m. Eastern Time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange.) You can purchase both full and fractional shares, which will be rounded to the nearest 1/1000th of a share. If your check is returned for any reason, you will be assessed a fee of $20.00.

       Citizens Funds has authorized certain brokers, and these brokers have also been authorized to designate intermediaries, to accept on its behalf purchase and redemption orders and such brokers are also authorized to designate intermediaries to accept orders on the Trust's behalf. A Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the Net Asset Value next computed after the broker or designee accepts the order.

       Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker or agent.

INVESTMENT MINIMUMS

       The minimum initial investment for Standard Class shares in each Fund is $2,500 ($1,000 for IRA, Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) and Automatic Investment Plan accounts).

       The minimum subsequent investment for all accounts, including Automatic Investment Plan accounts, is $50. If your account falls below the $2,500 minimum balance for the Fund ($1,000 for UGMA/UTMA and AIP), you may be assessed a yearly fee of $20.00 until you bring your balance above the minimum (This fee will also be applied to inactive Automatic Investment Plan accounts, but does not apply to IRA accounts). If you do not bring your balance up to the minimum, we may close your account by sending you a check for your balance. Before closing your account, you will receive 60 days notice and an opportunity to bring the account up to the applicable minimum. The investment minimums and monthly below minimum balance fee are applicable per account and also apply to an exchange purchase of shares in another series of Citizens Funds.

       There is an annual fee of $10 for each Individual Retirement Account
(IRA), with a maximum IRA account fee of $20 per shareholder. This fee is waived for total IRA balances of $25,000 and higher and total account balances of $50,000 and higher. There is also an IRA closure fee of $15.

AUTOMATIC INVESTMENT PLAN
       To enroll in the Trust's Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information, as well as the amount and frequency of your investment into your chosen Fund. We will do the rest.

HOW TO SELL SHARES

       TELEPHONE EXCHANGE AND REDEMPTION. We have a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much (up to $100,000) you want to redeem. Depending upon your instructions, we will deposit the amount of your redemption into another Citizens Funds account, mail you a check or electronically transfer your redemption to your pre-designated account. Normally, we will send you your redemption on the next business day after we receive your request. One-day wired funds cost $10, or we offer free three-day service via the Automated Clearing House (ACH). Your financial institution may charge an additional fee for this service. You will earn dividends up to and including the date when we receive your redemption request.

       If you do select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or of an unauthorized party gaining access to your account. For added security you may provide us with a Personal Identification Number (PIN) which must be verified before processing all telephone transactions, including balance verification. To keep these problems to a minimum, we record all telephone calls. Neither the Trust, the Adviser or the Fund's Transfer Agent will be responsible if we properly act on telephone instructions we reasonably believe to be genuine.

       REDEEM YOUR SHARES THROUGH BROKER-DEALERS. You may also redeem your shares through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with the Trust that permit them to order redemption of shares by telephone or other electronic communication.

       REQUESTS FOR REDEMPTION. If you do not use the Telephone Exchange and Redemption option, you can redeem your shares by sending us a written request at any time, although the process will take longer. Requests for redemption of shares worth more than $100,000 must be accompanied by an original Medallion Signature Guarantee. We may require further documentation from corporations, fiduciaries, retirement plans and/or institutional investors.

       Certain requests for redemption under $100,000 - both written and telephonic - may also require a Medallion Signature Guarantee, at the discretion of the Trust. To avoid delays, have all written requests for redemption Medallion Signature Guaranteed.

       We reserve the right to wait up to seven business days before paying the proceeds of any redemption on any investments made by check or ACH transfer.

ADDITIONAL REDEMPTION INFORMATION

       The Trust pays redemption proceeds within five business days (seven business days with respect to the proceeds of redemptions of investments made by check) after we receive a proper redemption request so long as the redemption request is received by 4 p.m., Eastern Time. A Fund's obligation to pay for redemptions can be suspended when the New York Stock Exchange is closed other than for weekends or holidays or under certain emergency conditions determined by the SEC. The holidays on which the New York Stock Exchange is closed are: New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       The Funds pay redemption proceeds in cash, except that the Adviser has the power to decide that conditions exist which would make cash payments undesirable. In that case, a Fund could send redemption payments in securities from that Fund, valued in the same way the Fund's Net Asset Value is determined. There might then be brokerage or other costs to the shareholder in selling these securities. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, which requires the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder. A shareholder's redemption proceeds may be more or less than his or her original cost, depending on the value of the Fund's shares.

       The Trustees of the Trust may cause the involuntary redemption of shares of a Fund at any time for any reason the Trustees deem appropriate. The Trust or its Adviser has the right to compel the redemption of shares of each Fund if the aggregate Net Asset Value of the shares in the account is less than the $2,500 account minimum for Standard Class shares ($1,000 for UGMA/UTMA and Automatic Investment Plan accounts). If the Adviser decides to do this, we will provide notice to the shareholder, who will be given an opportunity to bring the account up to the applicable minimum.

       When you redeem shares of a Fund, it is generally considered a taxable event. Consequently, you may have a taxable gain or a loss as a result of a redemption.

HOW WE VALUE FUND SHARES

       The value of the fixed income securities in which the Funds may invest will fluctuate depending in large part on changes in prevailing interest rates. Fixed income securities comprise a significant portion of assets in the Citizens Ultra Short Bond Fund and may comprise a portion of assets in the Citizens Balanced Fund under normal conditions. If interest rates go up, the value of fixed income securities generally goes down. Conversely, if interest rates go down, the value of fixed income securities generally goes up. Long-term obligations, which often have higher yields, may fluctuate in value more than short-term ones.

       The value of equity securities held in the Citizens Balanced Fund will fluctuate based upon market conditions and matters specific to the issuer. These include changes in the management and fundamental financial condition of the issuing company, prevailing economic and competitive conditions in the industry sectors in which the company does business and other factors that affect individual securities and the equity market as a whole.

       The Net Asset Value per share of a Fund is determined by adding the market value of all securities and other assets, then subtracting the liabilities, and then dividing the result by the number of outstanding shares. All expenses are accrued daily and taken into account in determining Net Asset Value.

       The value of the shares for each Fund is determined at 4 p.m. Eastern Time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange on each day on which the New York Stock Exchange is open for regular trading.

       As described in the Prospectus, shares of the Citizens Balanced Fund and Citizens Ultra Short Bond Fund are generally valued on the basis of market values. Equity securities are valued at the last sale price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, or, lacking any sales, at the last available bid price for domestic securities and halfway between the bid and asked price for international securities. Fixed income investments are generally valued at the closing bid price. Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are appraised at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees.

       Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and valuations based upon analysis of market data or other factors if these valuations are believed to more accurately reflect the fair value of such securities.

       Use of a pricing service has been approved by the Trust's Board of Trustees. There are a number of pricing services available, and the Trustees and officers of the Trust acting on behalf of the Trustees, may use or discontinue the use of any pricing service now, or in the future, employed.

       The values of foreign securities are converted from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, a Fund will use a rate believed to reflect the currency's fair value in U.S. dollars. Trading may take place in foreign securities held by a Fund on days when the Fund is not open for business. As a result, the Fund's Net Asset Value may change on days on which shareholders are not able to purchase or sell Fund shares. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's Net Asset Value is calculated, the securities will be valued at fair value.

TAX MATTERS

The following discussion is a brief summary of the federal and, where noted, state income tax considerations relevant to a shareholder investing in a Fund. The discussion is very general, and prospective investors are urged to consult their tax advisers about the tax consequences that an investment in a Fund may have in their particular situations.

TAXATION OF THE FUNDS

       FEDERAL TAXES. Each Fund is a series of the Trust, and is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the Code). Each Fund has elected to be treated and intends to qualify to be treated each year as a "regulated investment company" under Subchapter M of the Code. In order to so qualify, each Fund must meet various requirements of Subchapter M relating to the nature of the Fund's gross income, the amount of its distributions, and the composition of its portfolio assets.

       If a Fund qualifies to be treated as a regulated investment company for a given year, it will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a Fund should fail to qualify as a regulated investment company in any year, the Fund would incur federal income taxes upon its taxable income, and distributions from the Fund would generally be taxable as ordinary dividend income to shareholders.

       MASSACHUSETTS TAXES. As long as a Fund maintains its status as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise tax.

       FOREIGN TAXES. Although we do not expect the Funds will pay any federal income or excise taxes, investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on foreign income; the Funds intend to qualify for such reduced rates where available. It is not possible, however, to determine any Fund's effective rate of foreign tax in advance, since the amount of a Fund's assets to be invested within various countries is not known.

       If a Fund holds more than 50% of its assets in foreign stock and securities at the close of a taxable year, it may elect to "pass through" to its shareholders for foreign tax credit purposes the foreign income taxes paid by the Fund. We do not expect that any of the Funds will hold sufficient foreign assets to satisfy the 50% test. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to pass through to its shareholders foreign income taxes that it pays, shareholders will not be able to claim any deduction or credit for any part of such taxes.

TAXATION OF SHAREHOLDERS

       TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes, and any state or local income taxes, on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or reinvested in additional shares. Distributions of net capital gains (I.E., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Any dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

       DIVIDENDS RECEIVED DEDUCTION. For each of the Funds other than Citizens Ultra Short Bond Fund, a portion of any ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of a Fund's shares. Availability of the deduction to particular corporate shareholders is subject to certain limitations and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Since the investment income of each of Citizens Ultra Short Bond Fund is derived from interest rather than dividends, no portion of the dividends received from these Funds will be eligible for the dividends received deduction. Moreover, the portion of any Fund's dividends that is derived from investments in foreign corporations will not qualify for such deduction.

       "BUYING A DIVIDEND." Any dividend or distribution from a Fund will have the effect of reducing the per share Net Asset Value of shares in the Fund by the amount of the dividend or distribution. Shareholders purchasing shares in such a Fund shortly before the record date of any dividend or other distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

       WITHHOLDING FOR NON-U.S. PERSONS. Dividends and certain other payments to persons who are neither citizens nor residents of the United States or U.S. entities (Non-U.S. Persons) are generally subject to U.S. tax withholding at the rate of 30%. The Funds intend to withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. The Funds will withhold at a lower tax treaty rate if a shareholder provides documentation acceptable to the Fund demonstrating the applicability of such a rate to a particular distribution. Distributions from a Fund to a Non-U.S. Person also may be subject to tax under the laws of the Non-U.S. Person's jurisdiction.

       BACKUP WITHHOLDING. The Funds are required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a Non-U.S. Person) who does not furnish to the applicable Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% to 28% in a series of steps ending on January 1, 2006. Backup withholding will not be applied to payments that have been subject to the 30% withholding applicable to Non-U.S. Persons. Any amounts over-withheld may be recovered by the shareholder by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims.

       DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of the shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon disposition of shares may also be disallowed under the rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

       CERTAIN DEBT INSTRUMENTS. An investment by a Fund in certain stripped securities, zero coupon bonds, deferred interest bonds and payment-in-kind bonds and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

       OPTIONS, ETC. A Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (I.E., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of the Code.

        FOREIGN INVESTMENTS. Special tax considerations apply with respect to foreign investments of those Funds which are permitted to make such investments. For example, foreign exchange gains and losses generally will be treated as ordinary income or loss. Use of non-U.S. currencies for non-hedging purposes and investments by a Fund in "passive foreign investment companies" may need to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in passive foreign investment companies on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

       THE FOREGOING IS A LIMITED SUMMARY OF FEDERAL (AND, WHERE INDICATED, STATE) INCOME TAX CONSIDERATIONS. IT SHOULD NOT BE VIEWED AS A COMPREHENSIVE DISCUSSION OF THE ITEMS REFERRED TO, NOR AS COVERING, ALL PROVISIONS RELEVANT TO INVESTORS. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS FOR ADDITIONAL DETAILS ON THEIR PARTICULAR TAX STATUS.

HOW WE CALCULATE PERFORMANCE

       All performance reported in advertisements is historical and not intended to indicate future returns.

       From time to time the yield and compounded effective yield of our Funds may be published in advertisements and sales material. For the Citizens Ultra Short Bond Fund the yield is usually reported over a 30 day period.

       CITIZENS ULTRA SHORT BOND FUND'S YIELD

       To calculate the Citizens Ultra Short Bond Fund's yield, we start with net investment income per share for the most recent 30 days and divide it by the maximum offering price per share on the 30th day, then annualize the result assuming a semi-annual compounding.

       The yield quotation for the Citizens Ultra Short Bond Fund is based on the annualized net investment income per share of the Fund over a 30-day (or one-month) period. The yield is calculated by dividing the net investment income per share of the Fund earned during the period by the public offering price per share of the Fund on the last day of that period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest earned by the Fund during the period, minus accrued expenses for the period, by (ii) the average number of the Fund's shares entitled to receive dividends during the period multiplied by the public offering price per share on the last day of the period. Income is calculated for the purpose of yield calculations in accordance with standardized methods applicable to all stock and bond Funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation as these are reflected in the Fund's Net Asset Value per share. Expenses accrued for the period includes any fees charged to all shareholders during the base period.

The Citizens Ultra Short Bond Fund's yield is calculated according to the following SEC formula:

Yield = 2  [(a-b + 1)TO THE POWER OF 6 - 1]
             ---
             cd

where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period


TOTAL RETURN AND OTHER QUOTATIONS

       We can express investment results for the Citizens Balanced Fund and the Citizens Ultra Short Bond Fund in terms of "total return." Total return refers to the total change in value of an investment in a Fund over a specified period.

       In calculating the total return of a class of shares of a Fund, we start with the total number of shares of the Fund you can buy for $1,000 at the beginning of the period. We then add all the additional shares you would have purchased within the period with reinvested dividends and distributions (this takes into account the particular Fund's income, if any). Finally, we multiply the number of these shares by the Net Asset Value on the last day of the period and divide the result by the initial $1,000 investment to see the Fund's percentage gain or loss. For periods of more than one year, we adjust the cumulative total return to get an average annual total return.

These figures will be calculated according to the SEC formula:

P(1 + T)TO THE POWER OF n = ERV

where:
P = A hypothetical initial payment of $1,000.
T = Average annual total return.
n = Number of years.
ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion).

       When we quote a Fund's yield or total return we are referring to its past results and not predicting the Fund's future performance. We quote total return for the most recent one year period as well as average annual total return for the most recent five- and ten-year periods, or from the time when we first offered shares, whichever is shorter. Sometimes we advertise a Fund's actual return quotations for annual or quarterly periods or quote cumulative return for various periods. When we do this, we also always present the standardized total return quotations at the same time.

       When we quote investment results, we sometimes will compare them to unmanaged market indices such as the Dow Jones Industrial Average, Standard & Poor's (S&P) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, Financial Times World Index, Morgan Stanley Capital International (MSCI) World Index, MSCI EAFE Index, Lehman U.S. Aggregate Index and the Russell 2000 Growth Index, as well as other data and rankings from recognized independent publishers or sources such as MORNINGSTAR, INC., LIPPER, INC., IBC'S MONEY FUND REPORT, BLOOMBERG MAGAZINE, MONEY MAGAZINE, MUTUAL FUNDS MAGAZINE, KIPLINGER'S PERSONAL FINANCE MAGAZINE, WORTH MAGAZINE, YOUR MONEY MAGAZINE, SMART MONEY MAGAZINE, FORBES MAGAZINE, FORTUNE MAGAZINE, and others.

FINANCIAL STATEMENTS

       The Citizens Balanced Fund and the Citizens Ultra Short Bond Fund are newly organized and have not issued financial statements as of the date of this Statement of Additional Information.

APPENDIX A: DESCRIPTION OF RATINGS

       DESCRIPTION OF BOND RATINGS

       We use the ratings provided by national rating services as one of several indicators of the investment quality of fixed income securities. The following is a description of the ratings of the three services we use most frequently. When considering any rating, it is important to remember that the ratings of Moody's, Standard & Poor's and Fitch IBCA represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments with the same maturity and coupon with different ratings may have the same yield.

MOODY'S

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING REFINEMENTS: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.


STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: The r is attached to highlight derivatives, hybrids and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

FITCH IBCA INTERNATIONAL LONG-TERM CREDIT RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. The capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

PLUS (+) OR MINUS (-): Plus and minus signs may be appended to a rating to denote relative status within the major rating categories. Such suffixes are not added to the "AAA" long-term rating category.


MOODY'S SHORT-TERM PRIME RATING SYSTEM--TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. The obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -  Leading market positions in well-established industries.
    -  High rates of return on Funds employed.
    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protections measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

NOTE: Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuers whose securities or debt obligations you consider buying or selling.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

Standard & Poor's short-term issue credit ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period had not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                            PART C: OTHER INFORMATION

Item 23. Exhibits

(a)      (1)      Amended and Restated Declaration of Trust Incorporated by
                  reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No.
                  2-80886), as filed with the Securities and Exchange
                  Commission on August 31, 2001.

(a)      (2)      Certificate of Establishment and Designation(1)

(b) Amended and Restated By-Laws Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 31, 2001.

(c)      Not Applicable

(d)      (1)      Management Agreement with Citizens Advisers, Inc.
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(d)      (2)      Sub-Investment Advisory Agreement with Meyers Capital
                  Management, LLC
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(d)      (3)      Sub-Investment Advisory Agreement with Seneca Capital
                  Management, LLC
                  Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on August 27, 1999.

(d)      (4)      Amended and Restated Management Agreement(1)

(e)      (1)      Distribution Agreement with Citizens Securities, Inc.
                  Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on June 30, 1999.

(e)      (2)      Letter Agreement adding Citizens Value Fund to the
                  Distribution Agreement
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(e)      (3)      Amended and Restated Distribution Agreement(1)

(f)      Not Applicable

(g)      (1)      Custodian Contract with Fifth Third Bank

                  Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.

(g)      (2)      Letter Agreement adding Citizens Value Fund to the Custodian
                  Contract
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(g)      (3)      Amendment to the Custodian Contract(1)

(h)      (1)      Administrative and Shareholder Services Agreement
                  Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on November 1, 2000.

(h)      (2)      Letter Agreement adding Citizens Value Fund to the
                  Administrative and Shareholder Services Agreement
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(h)      (3)      Renewal of Administrative and Shareholder Services Agreement
                  Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on November 1, 2000.

(h)      (4)      Transfer Agency Agreement with BISYS
                  Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on July 9, 2001.

(h)      (5)      Letter Agreement adding Citizens Value Fund to the Transfer
                  Agency Agreement
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(h)      (6)      Amendment to the Transfer Agency Agreement with BISYS
                  Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on July 9, 2001.

(h)      (7)      Fund Accounting Agreement with BISYS
                  Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on September 24, 2001.

(h)      (8)      Letter Agreement adding Citizens Value Fund to the Fund
                  Accounting Agreement
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(h)      (9)      Expense Reimbursement Agreement for the Citizens Value Fund
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(h)      (10)     Expense Reimbursement Agreement
                  Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on August 31, 2001.

(h)      (11)     Amendment to the Administrative and Shareholder Services
                  Agreement(1)

(h)      (12)     Amendment to the Transfer Agency Agreement(1)

(h)      (13)     Amendment to the Fund Accounting Agreement(1)

(i)      (1)      Forms of Opinions and Consents of Counsel as to the legality of the securities being registered
                  Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on June 30, 1999, Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 6, 2000, and Post-Effective Amendment
                  No. 51 to the Registrant's Registration Statement on Form
                  N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.

(i)      (2)      Opinion and Consent of Counsel as to the legality of the
                  securities being registered(1)

(j)      Not Applicable

(k)      Not Applicable

(l)      Not Applicable

(m)      (1)      Rule 12b-1 Distribution Plan
                  Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on October 26, 2001.

(m)      (2)      Amended and Restated Rule 12b-1 Distribution Plan(1)

(n)      (1)      Rule 18f-3 Plan
                  Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on June 30, 1999.

(n)      (2)      Amended and Restated Rule 18f-3 Plan(1)

(p)      (1)      Codes of Ethics for Citizens Advisers, Inc.
                  Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on November 1, 2000.

(p)      (2)      Codes of Ethics for Meyers Capital Management, LLC.
                  Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on July 9, 2001.

(p)      (3)      Codes of Ethics for Seneca Capital Management LLC.
                  Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-80886), as filed with the Securities and Exchange
                  Commission on November 1, 2000.

(p)      (4)      Code of Ethics for Citizens Advisers, Inc. (as revised
                  February 1, 2002)(1)

(q)      Powers of attorney
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.


----------------
(1) To be filed by Amendment

Item 24. Persons Controlled by or under Common Control with the Fund

         -See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

         -Citizens Funds is a Massachusetts business trust.

         -Citizens Advisers, Inc., the investment adviser to the Registrant, is a New Hampshire corporation, which also controls the distributor of the Registrant, Citizens Securities, Inc., which is also a New Hampshire corporation.


Item 25. Indemnification

Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Amendment No. 52 to its Registration Statement on Form N-1A; (b) Section 7 of the Registrant's Distribution Agreement with Citizens Securities, Inc., filed as an Exhibit to Amendment No. 45 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

Citizens Funds participates in a group liability policy under which it and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.


Item 26. Business and other Connections of Investment Adviser

Other businesses, professions, vocations, or employment of a substantial nature in which each director or officer of Citizens Advisers, Inc. is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

         Sophia Collier, Trustee, Citizens Funds
         Chair of Board and President and Citizens Funds and Citizens Advisers, Inc. (1991 to 1998)
         President, Northpoint Technology, LTD
         President, NPT, Inc.

         Candace R. Corvey, Vice President, University of New Hampshire Associate Vice President, Harvard University (1994-1996), Associate Dean, Harvard University (1985 - 1994)

         John P. Dunfey, Chairman and Founder, The Dunfey Group
         Director, President, Treasurer & Director, DA-TRIAD, Inc. Trustee and Governor, Dana-Farber Cancer Inst., Boston
         Chair, Human Rights Project, Inc.
         Chair, New England Circle, Inc.

         Director, International League for Human Rights, NY

         Jane E. Newman, Executive Dean, John F. Kennedy School of Government, (August, 2000) Managing Director, The Commerce Group, (January 1999 to August 2000) Interim Dean, University of New Hampshire (December 1997 to January 1999) Executive Vice President, Exeter Trust Co. (September 1995 to December 1997)

         Sean P. Driscoll, Treasurer, Citizens Funds Vice President, Fund Accounting and Operations, Citizens Advisers, Inc., Director of Fund Accounting and Director of Fund Administration, State Street Bank and Trust Company (March 1998 to November 1998) Vice President of Compliance, Putnam Investments (January 1997 to March 1998)

         Marcia S. Kovalik, Assistant Secretary, Citizens Funds, Counsel and Assistant Secretary, Citizens Advisers, Inc. (since February 2001), Associate, Boynton, Waldron, Doleac, Woodman & Scott, P.A. (September 1995 to February 2001)

The list required by this Item 26 of the managers and officers of Meyers Capital Management, LLC (formerly Meyers, Sheppard & Co., LLC), subadviser to the Citizens Value Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such managers and officers during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Meyers Sheppard & Co., LLC, pursuant to the Advisers Act (SEC File No. 801-51437).

The list required by this Item 26 of the managers and officers of Seneca Capital Management LLC, subadviser to the Citizens Emerging Growth Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such managers and officers during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Seneca Capital Management LLC, pursuant to the Advisers Act (SEC File No. 801-51559).


Item 27. Principal Underwriters

(a)      Not applicable.
(b) Sophia Collier, 230 Commerce Way, Portsmouth, NH, is the President of Citizens Funds' distributor, Citizens Securities, Inc.
(c)      Not applicable.


Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that act are kept at Citizens Funds' Transfer Agent, Dividend Distributing Agent, Fund Accounting Agent and Sub-Administrator, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, and at Citizens Funds' Custodian, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263.


Item 29. Management Services

Not applicable.


Item 30. Undertakings

Not applicable.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the __th day of August 2002.

                                                     CITIZENS FUNDS

                                                     By /s/____________________
                                                                President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August __, 2002.


SIGNATURE                                 TITLE                                       DATE
                                          Trustee, President, Principal               August 16, 2002
                                          Executive, Financial and Accounting
-------------------------------           Officer
(Sophia Collier)


Judy Belk *                               Trustee
-------------------------------
(Judy Belk)


Walter D. Bristol, Jr. *                  Trustee
-------------------------------
(Walter D. Bristol, Jr.)


Sophia Collier *                          Trustee
-------------------------------
(Sophia Collier)


Jeannie H. Diefenderfer. *                Trustee
-------------------------------
(Jeannie H. Diefenderfer)


Pablo Eisenberg  *                        Trustee
-------------------------------
(Pablo Eisenberg)



Orlando Hernandez*                        Trustee
-------------------------------
(Orlando Hernandez)


Mitchell A. Johnson *                     Trustee
-------------------------------
(Mitchell A. Johnson)


Martha Pope *                             Trustee
-------------------------------
(Martha Pope)


         *By:     Sean P. Driscoll
                  ---------------------
                  Sean P. Driscoll
                  Pursuant to Powers of Attorney